Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-1

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2015-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	1/28/2015

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2015-1

5. Collateral Summary	Collection Period, Begin:	9/1/2015

	Collection Period, End:	9/30/2015

6. Charge-Off and Delinquency Rates	Determination Date:	10/15/2015

7. Credit Instruments	Distribution Date:	10/20/2015

8. Accumulation Account	Revolving/Amortization Period	Revolving

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-1
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13975KAA7	75,000,000.00	75,000,000.00	0.95000000	0.00	59,375.00	59,375.00	0.00	0.00	75,000,000.00
A-1b	13975KAJ8	331,000,000.00	331,000,000.00	0.63600000	0.00	169,582.33	169,582.33	0.00	0.00	331,000,000.00
A-2	13975KAB5	287,000,000.00	287,000,000.00	1.42000000	0.00	339,616.67	339,616.67	0.00	0.00	287,000,000.00
A-3	13975KAC3	287,000,000.00	287,000,000.00	1.61000000	0.00	385,058.33	385,058.33	0.00	0.00	287,000,000.00
A-4	13975KAD1	94,870,000.00	94,870,000.00	1.86000000	0.00	147,048.50	147,048.50	0.00	0.00	94,870,000.00
B	13975KAE9	63,030,000.00	63,030,000.00	2.10000000	0.00	110,302.50	110,302.50	0.00	0.00	63,030,000.00
C	13975KAF6	59,710,000.00	59,710,000.00	2.82000000	0.00	140,318.50	140,318.50	0.00	0.00	59,710,000.00
D	13975KAG4	53,080,000.00	53,080,000.00	3.16000000	0.00	139,777.33	139,777.33	0.00	0.00	53,080,000.00
E	13975KAH2	66,350,000.00	66,350,000.00	4.34000000	0.00	239,965.83	239,965.83	0.00	0.00	66,350,000.00
Deal Totals		1,317,040,000.00	1,317,040,000.00		0.00	1,731,044.99	1,731,044.99	0.00	0.00	1,317,040,000.00

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	1,000.00000000	0.00000000	0.79166667	0.79166667	0.00000000	1,000.00000000
A-1b	1,000.00000000	0.00000000	0.51233332	0.51233332	0.00000000	1,000.00000000
A-2	1,000.00000000	0.00000000	1.18333334	1.18333334	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.34166666	1.34166666	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.55000000	1.55000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.75000000	1.75000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.35000000	2.35000000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.63333327	2.63333327	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.61666662	3.61666662	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-1

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	1,000.00000000

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-1

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	75,000,000.00	9/21/2015	10/19/2015	30/360	N/A	N/A	0.95000000	0.95000000	59,375.00
A-1b	331,000,000.00	9/21/2015	10/19/2015	Actual/360	0.21600000	0.42000000	N/A	0.63600000	169,582.33
A-2	287,000,000.00	9/21/2015	10/19/2015	30/360	N/A	N/A	1.42000000	1.42000000	339,616.67
A-3	287,000,000.00	9/21/2015	10/19/2015	30/360	N/A	N/A	1.61000000	1.61000000	385,058.33
A-4	94,870,000.00	9/21/2015	10/19/2015	30/360	N/A	N/A	1.86000000	1.86000000	147,048.50
B	63,030,000.00	9/21/2015	10/19/2015	30/360	N/A	N/A	2.10000000	2.10000000	110,302.50
C	59,710,000.00	9/21/2015	10/19/2015	30/360	N/A	N/A	2.82000000	2.82000000	140,318.50
D	53,080,000.00	9/21/2015	10/19/2015	30/360	N/A	N/A	3.16000000	3.16000000	139,777.33
E	66,350,000.00	9/21/2015	10/19/2015	30/360	N/A	N/A	4.34000000	4.34000000	239,965.83

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	59,375.00	0.00	59,375.00	0.00
A-1b	0.00	169,582.33	0.00	169,582.33	0.00
A-2	0.00	339,616.67	0.00	339,616.67	0.00
A-3	0.00	385,058.33	0.00	385,058.33	0.00
A-4	0.00	147,048.50	0.00	147,048.50	0.00
B	0.00	110,302.50	0.00	110,302.50	0.00
C	0.00	140,318.50	0.00	140,318.50	0.00
D	0.00	139,777.33	0.00	139,777.33	0.00
E	0.00	239,965.83	0.00	239,965.83	0.00
Deal Totals	0.00	1,731,044.99	0.00	1,731,044.99	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2015-1
4. Collections and Distributions

Collections
Receipts During the Period***	57,512,542.36
Administrative Purchase Payments	332,797.73
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	2,028,586.23
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	59,873,926.32

Beginning Reserve Account Balance	6,635,003.07
Total Available Amount	66,508,929.39

Distributions
Total Available Amount	66,508,929.39
Basic Servicing Fee	1,382,281.67
Aggregate Class A Interest Distributable Amount	1,100,680.83
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	110,302.50
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	140,318.50
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	139,777.33
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	239,965.83
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	42,459,925.00
To Reserve Account - Specified Reserve Account Balance	6,635,003.07
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	9,952,504.60
Noteholders' Regular Principal Distributable Amount*	0.00
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	4,348,170.06

Supplemental Servicing Fees	169,034.69
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	55,800.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-1
 5. Collateral Summary

A. Balances

		Original Balance *Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	92,587	81,166	79,288	3,030	82,318
Deal Totals	Aggregate Receivables Principal Balance	1,692,190,516.98	1,326,990,405.36	1,274,580,075.00	52,409,537.58	1,326,989,612.58
	Aggregate Receivables Face Amount	1,692,190,516.98	1,326,990,405.36	1,274,580,075.00	52,409,537.58	1,326,989,612.58

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	8.26000000	8.24460387	8.23964380	68.11	68.16	68.15	57.09	50.77	49.95

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,300,785,240.18	1,524,426.51	1.4063%	79,288	526	0.6634%
Preceding	1,301,374,026.44	1,114,487.24	1.0277%	78,194	524	0.6701%
Next Preceding	1,301,384,880.95	1,137,408.11	1.0488%	76,998	398	0.5169%
Three Month Average			1.1609%			0.6168%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance
	Financed**	Charge-Offs	Rate**	Stratification
Totals	1,692,190,516.98	6,702,042.98	0.3961%	31 - 60 days	2,518	45,036,675.74
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	445	7,965,816.13
with the prospectus for Capital Auto Receivables Asset Trust 2015-1 related to delinquencies,				> 90 days	81	1,483,726.06
charge-offs or uncollectible accounts.
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	597	8,538,377.57
				Current Period	144	2,359,499.87
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	78	486,998.33
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	663	10,410,879.11
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-1

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	6,635,003.07	6,635,003.07	0.00	0.00	0.00	6,635,003.07	6,635,003.07

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

2,099.24	0.00	52,410,330.36	52,409,537.58	2,892.02

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	YES
Additional Receivables Criteria Satisfied, If Applicable?	YES
Overcollateralization Target amount satisfied?	YES
Initial Overcollateralization	9,960,613.17
Current Overcollateralization	9,952,504.60
Overcollateralization Target (Revolving Period)	9,952,504.60
Overcollateralization Target (Amortization Period)	—

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2015-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2015-1 will perform in the future.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2015-1

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,327,000,613.17	6,363,262.87	0.4795%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	365,189,903.81	338,780.11	0.0928%